Acquisition Of Nautilus Offshore Services Inc. (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Amortization of fair value of acquired time charters	$ 684	$ 4,346	$ 2,840
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	4,125	(106,343)	(1,057,116)
Goodwill impairment charge	$ 0	(7,002)	0
Crescendo vessel
Time charter contracts expiration date	Jan. 08, 2017
Jubilee vessel
Time charter contracts expiration date	Apr. 25, 2017
Indigo vessel
Time charter contracts expiration date	Aug. 30, 2017
Colorado vessel
Time charter contracts expiration date	Dec. 27, 2017
Jacaranda vessel
Time charter contracts expiration date	Jul. 03, 2017
Emblem vessel
Time charter contracts expiration date	Jun. 21, 2017
Nautilus
Amortization method of time-chartered contracts	straight-line
Amortization of fair value of acquired time charters	$ 1,200	4,346	$ 1,467
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	$ (300)	(5,161)
Goodwill		7,002
Goodwill impairment charge		$ (7,002)
Nautilus | Offshore Support Vessels
Number of vessels	6